Other Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Expenses [Abstract]
Advertising and promotion expenses	¥ 45,789,035	¥ 15,323,838	¥ 15,028,164
Litigation fees	25,305,057	22,467,468	3,849,125
Attorney fees	23,748,333	5,983,431	2,904,807
Office and commute expenses	21,835,262	14,425,608	18,769,477
Consulting fees	16,762,953	9,580,602	2,528,958
Entertainment and travelling expenses	10,905,234	14,237,820	14,506,006
Depreciation and amortization	10,917,300	13,299,246	10,804,855
Directors and officers liability insurance	6,433,824
Communication expenses	2,874,165	2,549,164	2,598,250
Research and development expenses	2,430,338	1,419,878	4,794,998
Others	15,677,035	14,268,602	6,409,916
Total	¥ 182,678,536	¥ 113,555,657	¥ 82,194,556